Consolidated Balance Sheets (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash and cash equivalents	€ 12,485	€ 9,990
Accounts receivable, net of allowance of €27 and nil as of December 31, 2011 and 2012	4,870	5,128
Accounts receivable from related parties, net of allowance of €850 and €765 as of December 31, 2011 and 2012	216	286
Inventories, net of allowance of €789 and €332 as of December 31, 2011 and 2012	1,990	2,946
Prepaid expenses and other current assets	1,428	488
Total Current Assets	20,989	18,838
Property, manufacturing facility and equipment, net	7,449	8,508
Intangible and other non-current assets	200	66
Total Assets	28,638	27,412
Current Liabilities
Accounts payable	4,453	5,089
Accounts payable to related parties	5	290
Accrued expenses and other current liabilities	1,728	1,131
Income tax payables	11	579
Deferred Revenues	163	494
Current portion of capital lease obligations		21
Current maturities of long-term debt	409	504
Total Current Liabilities	6,769	8,108
Long-term debt, net of current maturities	1,135	1,545
Termination indemnities	384	376
Total Liabilities	8,288	10,029
Share capital (no par value; 19,656,317 shares authorized as of December 31, 2011 and 2012; 14,969,150 and 15,038,483 shares issued and outstanding at December 31, 2011 and 2012	112,421	110,228
Accumulated deficit	(92,071)	(92,845)
Total Shareholders’ Equity	20,350	17,383
Total Liabilities and Shareholders’ Equity	€ 28,638	€ 27,412